Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ 6,041	$ 6,188	$ 4,212	$ 18,260	$ 9,498
Items that may be reclassified to income in later periods:
Currency translation differences		(500)	(2,782)	1,552	(2,818)	4,801
Unrealised gains/(losses) on securities	[2]	0	0	328	0	335
Debt instruments remeasurements	[2]	(1)	(2)	0	(15)	0
Cash flow hedging gains/(losses)		(69)	(632)	(327)	(769)	(68)
Deferred cost of hedging	[2]	43	(98)	0	(148)	0
Share of other comprehensive income/(loss) of joint ventures and associates		8	(57)	(8)	(27)	124
Total		(519)	(3,571)	1,545	(3,777)	5,192
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements		615	1,265	(512)	3,162	2,660
Equity instruments remeasurements	[2]	84	131	0	(203)	0
Share of other comprehensive income/(loss) of joint ventures and associates		(2)	0	0	(1)	0
Total		697	1,396	(512)	2,958	2,660
Other comprehensive income/(loss) for the period		178	(2,175)	1,033	(819)	7,852
Comprehensive income/(loss) for the period		6,219	4,013	5,245	17,441	17,350
Comprehensive income/(loss) attributable to non-controlling interest		173	83	177	349	445
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		6,046	3,930	5,068	17,092	16,905
Comprehensive income/(loss) for the period		$ 6,219	$ 4,013	$ 5,245	$ 17,441	$ 17,350

[1]	See Note 2 "Segment information".
[2]	See Note 1 "Basis of preparation" regarding IFRS 9 Financial Instruments.